Cost of services rendered	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cost of services rendered
22	Cost of services rendered

	2021	2020	2019
Salaries and wages	(11,593)	(7,896)	(10,165)
Partners’ compensation (note 30(a))	(2,784)	(2,582)	(2,738)
Officers’ Fund	(2,196)	(431)	1,037
Rewards and bonuses	(21,828)	(11,800)	(17,785)
Social security contributions and payroll taxes	(3,898)	(2,356)	(4,684)
Carried interest bonuses	(890)	—	—
Share based incentive plan (note 27(d))	(764)	—	—
Strategic Bonus	(15)	—	—
Other short-term benefits	(3,636)	(2,164)	(2,563)

Personnel expenses	(47,604)	(27,229)	(36,898)

Amortization of placement agents’ fees (note 14)	(2,148)	(2,300)	(2,270)
Rebate fees	(364)	(30)	(27)
Amortization of contractual rights (note 14)	(3,623)	(3,623)	(3,763)
Amortization of non-contractual customer relationships (note 14)	(785)	—	—

Amortization of intangible assets	(6,920)	(5,953)	(6,060)

Carried interest allocation (a)	(30,204)	—	—
Deferred consideration (b)	(2,037)	—	—

Costs of services rendered	(86,765)	(33,182)	(42,958)

(a)
This expense refers to a carried interest share held by a related party (representing the Group’s senior managing directors and employees) in Patria Brazilian Private Equity III, Ltd. that gives it the right to up to
35% of the performance fees recognized from PBPE Fund III (Ontario), L.P. As of December 31, 2021, US$ 11.6 million remains payable.

(b)	Refer to note 28 for details on deferred consideration accrued.